Taxation, Non-recognised Tax Losses (Details) $ in Thousands	6 Months Ended
Dec. 31, 2025 USD ($)
Australia [Member]
Non-recognized tax losses - revenue [Abstract]
Balance at the beginning of the period	$ 11,707
Movement during the period	(879)
Balance at the end of the period	10,828
Non-recognized tax losses - capital [Abstract]
Balance at the beginning of the period	4,795
Movement during the period	(8)
Balance at the end of the period	4,787
Total revenue and capital losses not recognized	15,615
USA [Member]
Non-recognized tax losses - revenue [Abstract]
Balance at the beginning of the period	29,046
Movement during the period	(175)
Balance at the end of the period	28,871
Non-recognized tax losses - capital [Abstract]
Balance at the beginning of the period	0
Movement during the period	0
Balance at the end of the period	0
Total revenue and capital losses not recognized	28,871
Canada [Member]
Non-recognized tax losses - revenue [Abstract]
Balance at the beginning of the period	327
Movement during the period	(5)
Balance at the end of the period	322
Non-recognized tax losses - capital [Abstract]
Balance at the beginning of the period	0
Movement during the period	0
Balance at the end of the period	0
Total revenue and capital losses not recognized	$ 322